FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At June 30, 2023				At December 31, 2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	178	—	—	178	166	—	—	166
Trade receivables	10	—	—	664	664	—	—	465	465
Other financial assets		—	25	1	26	—	37	2	39
Total		178	25	665	868	166	37	467	670

		At June 30, 2023				At December 31, 2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	15	1,171	—	—	1,171	1,191	—	—	1,191
Borrowings	16	2,028	—	—	2,028	2,056	—	—	2,056
Other financial liabilities		—	55	10	65	—	40	15	55
Total		3,199	55	10	3,264	3,247	40	15	3,302

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At June 30, 2023			At December 31, 2022
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	2	7	9	2	7	9
Energy derivatives	—	—	—	3	2	5
Other commodity derivatives	—	—	—	—	2	2
Currency commercial derivatives	2	15	17	3	20	23
Other financial assets - derivatives	4	22	26	8	31	39

Aluminium and premium derivatives	1	30	31	—	19	19
Energy derivatives	4	11	15	3	7	10
Other commodity derivatives	—	2	2	—	1	1
Currency commercial derivatives	6	11	17	11	14	25
Currency net debt derivatives	—	—	—	—	—	—
Other financial liabilities - derivatives	11	54	65	14	41	55

Schedule of Derivatives Measured at Fair Value

	At June 30, 2023				At December 31, 2022
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	5	21	—	26	6	33	—	39
Other financial liabilities - derivatives	31	34	—	65	17	38	—	55